Business Combinations	12 Months Ended
Dec. 31, 2022
Business Combinations [Abstract]
Business Combinations
Note 3 - Business Combinations

Neura acquisition

On October 4, 2021, the Company acquired 100% of the share capital of Neura Inc. (“Neura”), a privately held company in the United States, which develops an artificial Intelligence (AI) platform that transforms behavioral data into actionable insights (“MI services”).

The total purchase consideration transferred for the Neura acquisition was $46.8 million:

(a)	$13.0 million in cash.
(b)	$33.8 million in equity for the fair value of 443,894 shares of the Company’s ordinary shares issued.

The following table summarizes the fair value of assets acquired and liabilities assumed as of the date of acquisition:

Fair Value
USD thousands

Net tangible assets and liabilities assumed (current and non-current)	(205)
Technology	10,021
Goodwill	37,000

Net assets acquired	46,816

Goodwill is primarily attributable to expected synergies arising from technology integration and expanded product availability to the Company’s existing and new customers. Goodwill is not deductible for income tax purpose.

The identified intangible asset acquired was developed technology in the amount of $10.0 million with an estimated useful life of 6 years.

The Floow acquisition

On April 14, 2022, the Company acquired 100% of the share capital of The Floow Limited (“The Floow”), a privately held company in the United Kingdom, a SaaS provider of connected insurance technology for major carriers globally.

The total purchase consideration transferred for The Floow acquisition was $31.4 million:

(a)	$10.8 million in cash
(b)	$10.7 million in equity for the fair value of 424,242 shares of the Company’s ordinary shares issued.
(c)
Contingent consideration of up to $12 million in cash and up to 436,364 of the Company’s ordinary shares, based on performance condition, which was evaluated as of the acquisition date, at a fair value of the amount of $9.9 million.

The following table summarizes the preliminary fair value of assets acquired and liabilities assumed as of the date of acquisition:

	Fair Value	Useful life
	USD thousand	In years

Net tangible assets and liabilities assumed (current
and non-current)	(1,355)
Customer Relationships	9,454	8
Technology	7,881	5
Trademark	435	2
Goodwill	14,934

	31,349

Goodwill is primarily attributable to expected synergies arising from customer relationships, the expanded product availability to the Company’s existing and new customers, technology integration, and trademark, and the benefits from combining the activity of the acquired entity with the Company. Goodwill is not deductible for income tax purposes.

Contingent Consideration

As part of the purchase agreement of The Floow, the Company is obligated to pay additional consideration to the former shareholders of The Floow, contingent upon achievement of certain future revenue over a period of 24 months following July 1, 2022, the additional consideration of up to $12.0 million in cash and up to 436,364 of the Company’s ordinary shares will be paid in 2 tranches every 12 months. In the event of a change of control of the Company, certain acceleration conditions may be triggered.

As of acquisition, the Company evaluated the contingent consideration liability related to the earnout provision in the amount of $9.9 thousand, which is reported in Current and Non-current contingent consideration in the accompanying consolidated balance sheets. The Company used a probability-weighted future cash flows approach to estimate the contingent consideration. The amount accrued was discounted to include the present value of the liability. Refer also to Note 5 in respect of subsequent measurement of the contingent consideration.

Pro Forma on acquisitions

The following unaudited pro forma financial information summarizes the combined results of operations for the Company, Neura and The Floow, as if the acquisitions had been completed on January 1, 2021. The unaudited pro forma financial information was as follows:

	Year Ended	Year Ended
	December 31	December 31
	2022	2021
	USD thousands	USD thousands
Revenue	8,591	10,109
Net loss	(121,462)	(40,063)

The pro forma financial information for all periods presented above has been calculated after adjusting the results of Neura and The Floow to reflect the business combination accounting effects resulting from these acquisitions, including the amortization expense from acquired intangible assets, impairment of goodwill and intangible assets, and the share-based compensation expenses for unvested share options. The historical consolidated financial statements have been adjusted in the pro forma combined financial statements to give effect to pro forma events that are directly attributable to the business combination and factually supportable. The pro forma financial information is for informational purposes only and is not indicative of the results of operations that would have been achieved if the acquisitions had taken place at the beginning of 2021.